Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments Financial Assets And Liabilities Balance Sheet Groupings [Abstract]
Summary of fair value of the financial instruments that are measured at fair value on a recurring basis
Assets and liabilities that were measured at fair value on a recurring basis were as follows:

	As of December 31, 2022				As of December 31, 2023
	Fair Value	Level I	Level II	Level III	Fair Value	Level I	Level II	Level III
Assets
Short-term investments (i) (Note 2(k))	1,262,129	—	1,262,129	—	781,216	—	781,216	—
Debt investments (ii) (Note 13)	1,626,131	—	—	1,626,131	1,228,595	—	—	1,228,595
Equity investments with readily determinable fair values (iii) (Note 13)	112,641	112,641	—	—	104,972	104,972	—	—

	3,000,901	112,641	1,262,129	1,626,131	2,114,783	104,972	781,216	1,228,595

Liability
Derivative liability relating to the contingent consideration (iv) (Note 5)	—	—	—	—	393,473	—	—	393,473